Bank Loan	12 Months Ended
Dec. 31, 2018
Bank Loan [Abstract]
Bank loan

Note 8 — Bank loan

Outstanding balance of short-term bank loan consisted of the following:

	December 31, 2018	December 31, 2017

Loan from China Construction Bank	$218,166	$230,507
Loan from Bank of Communication	290,888	-
Loan from Bank of China	727,220	-
Loan from Dongguan Bank	290,888	-
	$1,527,162	$230,507

The loan from China Construction Bank of $230,507 outstanding as of December 31, 2017 with annual interest rate of 6.3% was fully repaid upon maturity in January 2018. On March 2, 2018, Powerbridge Zhuhai entered into a loan agreement with China Construction Bank to obtain a loan of $218,166 for a term of one year and at a fixed annual interest rate of 7.4%. The bank loan was unsecured and guaranteed by Mr. Ban Lor, the Chairman and CEO of the Company, and his family member. The loan was fully repaid upon maturity on March 4, 2019.

On October 8, 2018, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $290,888 for a term of one year and at a fixed annual interest rate of 5.4%. The bank loan was guaranteed by Mr. Ban Lor and his family.

On December 7, 2018, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $727,220 for a term of one year and at a fixed annual interest rate of 5.2%. The bank loan was guaranteed by Mr. Ban Lor and secured by a restricted cash deposit of $109,083 as of December 31, 2018.

On December 3, 2018, Powerbridge Zhuhai entered into a loan agreement with Dongguan Bank to obtain a loan of $290,888 for a term of one year and at a fixed annual interest rate of 7.0%. The bank loan was guaranteed by a third party guarantee company and Mr. Ban Lor and his family. In addition, the Company’s account receivable in the amount of $847,696 was pledged to the third party guarantee Company to support the guarantee. From January 28, 2019 to the end of April, 2019, the Company repaid $58,178 in aggregate.

For the years ended December 31, 2018, 2017 and 2016, interest expense was $19,385, $13,111 and $3,665, respectively.